AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE

HIT's Massachusetts Investments (since inception)

53	13	$821.4M	16.4M	5,875	$3.5B
Projects	Cities Across Massachusetts	Invested or Allocated	Hours of Union Construction Work	Units of Housing 88% affordable)	Total Economic Impact



City/ Project	Total Units	Commitment/ Allocation	TDC
Attleboro	**160**	**$2,503,600**	**$9,591,445**
MassHousing Pooled Deals: Hope Gardens	160	$2,503,600	$9,591,445
Boston	**4,232**	**$668,437,898**	**$1,577,903,974**
225 Centre Street *	103	$15,415,000	$53,160,520
95 Saint Alphonsus Street Apartments (Longwood II)	115	$51,940,400	$66,685,759
Adams Square Assisted Living	100	$8,049,700	$8,854,670
Back of the Hill	125	$4,000,000	$27,356,765
Bay View Residence	67	$4,048,894	$4,453,783
Blackstone Apartments	145	$42,804,660	$72,800,962
Boston Back Bay Board & Care	85	$8,985,400	$9,883,940
Building 104	46	$3,969,000	$4,365,900
Casa Maria Apartments	85	$2,000,000	$21,749,710
Charlesview Apartments	240	$58,200,000	$152,000,000
Concord Street Elderly Housing (Anna Bissonnette House)	41	$500,000	$5,641,870
Cote Village	76	$20,116,000	$49,049,428
Dudley Municipal Center *	-	$7,500,000	$115,853,503
Franklin Hill 1B	24	$300,000	$12,491,787
Franklin Park Apartments	220	$25,672,000	$34,000,000
Franklin Square Apartments	193	$47,330,000	$75,462,270
Georgetowne Homes One	601	$70,392,000	$201,565,948
Georgetowne Homes Two	366	$45,456,000	$123,637,753
Horizons Watermark *	-	$8,000,000	$62,076,217
Lowell Square/West End Place	183	$12,122,000	$31,737,494
Lucerne Gardens	48	$1,050,000	$1,155,000
Hemenway Apartments	183	$3,750,969	$14,370,193
Maverick Landing	92	$2,016,630	$28,758,581
Oak Street Terrace	88	$5,016,300	$5,517,930
Old Colony Phase One	116	$26,700,000	$56,844,708
Old Colony Phase Three A	135	$47,880,000	$64,040,973
Old Colony Phase Three B	115	$42,449,000	$61,054,733
Old Colony Phase Three C	55	$36,430,000	$26,506,507
Old Colony Phase Two A	45	$12,435,000	$22,211,272
Old Colony Phase Two B	84	$21,050,000	$39,236,796

City/ Project	Total Units	Commitment/ Allocation	TDC
Boston *(continued)*			
Rollins Square	184	$30,215,245	$46,800,000
South Cove Manor	100	$4,033,700	$4,437,070
The Carruth	116	$5,110,000	$48,624,416
Washington Beech	56	$13,500,000	$25,517,516
Cambridge	**135**	**$22,500,000**	**$34,668,000**
University Park at MIT	135	$22,500,000	$34,668,000
Chelsea	**82**	**$5,408,000**	**$5,948,800**
Cottage Manor Nursing Home	82	$5,408,000	$5,948,800
Holyoke	**-**	**$5,600,000**	**$79,098,921**
Massachusetts Green High Performance Computing Center *	-	$5,600,000	$79,098,921
Lynn	**141**	**$20,374,290**	**$34,694,857**
Gateway North	71	$19,444,000	$31,130,857
MassHousing Pooled Deals: Rolfe House	70	$930,290	$3,564,000
Mashpee	**56**	**$2,440,055**	**$9,348,000**
MassHousing Pooled Deals: Asher's Path	56	$2,440,055	$9,348,000
New Bedford	**129**	**$16,420,000**	**$31,195,797**
Regency Tower	129	$16,420,000	$31,195,797
Newburyport	**101**	**$1,760,086**	**$6,743,000**
Heritage House	101	$1,760,086	$6,743,000
Quincy	**223**	**$5,450,000**	**$47,288,011**
Squantum Gardens	223	$5,450,000	$47,288,011
Springfield	**-**	**$9,000,000**	**$21,561,650**
Caring Health Center *	-	$9,000,000	$21,561,650
Various Cities	**500**	**$27,235,000**	**$27,235,000**
MassHousing Pooled Deals	500	$27,235,000	$27,235,000
Worcester	**116**	**$14,234,417**	**$45,274,622**
Bet Shalom I	71	$4,114,417	$4,571,574
Hadley Building Apartment	45	$1,120,000	$15,827,868
YWCA of Central Massachusetts *	-	$9,000,000	$24,875,180
Total	**5,875**	**$821,363,346**	**$1,930,552,077**

** Project allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.*

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and Building America CDE, Inc. project data. Data is current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal. the HIT's investment objectives, risks and expenses carefully before investing. Investors may view the HIT's current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

AFL-CIO HOUSING INVESTMENT TRUST

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